UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22476

Excelsior Private Markets Fund II (Master), LLC

(Exact name of registrant as specified in charter)

100 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

James D. Bowden

Bank of America Capital Advisors, LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-637-2587

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Excelsior Private Markets Fund II (Master), LLC

Schedule of Investments

June 30, 2012

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value
Buyout (46.93%)
Apax US VII, L.P.	Secondary	12/2011	North America	3,004,172
BC European Capital IX	Primary	3/2012	Europe	324,301
Carlyle Partners III, L.P.	Secondary	4/2012 - 6/2012	North America	196,381
CVC European Equity Partners II	Secondary	3/2012	Europe	274,608
Doughty Hanson & Co III Limited Partnership 15	Secondary	2/2012	Europe	249,586
Green Equity Investors VI, L.P.	Primary	-	North America	-
Hancock Mezzanine Partners, L.P.	Secondary	5/2012 - 6/2012	North America	235,352
HgCapital Mercury C L.P.	Primary	12/2011 - 6/2012	Europe	11,155
Industri Kapital 1997 Limited	Secondary	3/2012 - 6/2012	Europe	356,034
Permira Europe Fund I	Secondary	3/2012	Europe	68,732
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 5/2012	North America	5,993,475
Vision Capital Partners IV, L.P.	Secondary	2/2012	Europe	329,985
				11,043,781
Special Situations (5.08%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011	North America	298,454
Royalty Opportunities S.ár.L.	Primary	8/2011 - 11/2011	Europe	895,823
				1,194,277
Venture Capital (36.24%)
Abingworth Bioventures II	Secondary	3/2012	Europe	72,140
Abingworth Bioventures IIa, L.P.	Secondary	2/2012	Europe	7,058
Boulder Ventures III	Secondary	3/2012	North America	98,161
Columbia Capital Equity Partners II (Cayman), L.P.	Secondary	2/2012	North America	27,103
Francisco Partners, L.P.	Secondary	4/2012	North America	1,819,476
Intersouth Partners V	Secondary	3/2012	North America	267,164
InterWest Partners IX, L.P.	Secondary	12/2011	North America	1,874,310
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	957,621
InterWest Partners X, L.P.	Secondary	12/2011 - 6/2012	North America	654,514
JK & B Capital III	Secondary	4/2012	North America	210,610
Lightspeed China Partners I, L.P.	Primary	5/2012	North America	310,971
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 4/2012	North America	204,997
MPM Bioventures II-QP, L.P.	Secondary	2/2012 - 5/2012	North America	541,346
Polaris Venture Parnters III	Secondary	3/2012	North America	481,309
Sofinnova Capital III FCPR	Secondary	2/2012	Europe	95,891
Sofinnova Venture Partners V	Secondary	4/2012	North America	336,523
Tudor Ventures II, L.P.	Secondary	4/2012	North America	567,570
				8,526,764
Total Investments in Portfolio Funds (cost $16,499,982) (88.25%)				20,764,822
Other Assets & Liabilities (Net) (11.75%)				2,763,580
Members' Equity - Net Assets (100.00%)				$23,528,402

(A)	Non-income producing securities, restricted as to public resale and illiquid.

(B)	Total cost of illiquid and restricted securities at June 30, 2012, aggregated $16,499,982. Total fair value of illiquid and restricted securities at June 30, 2012, was $20,764,822 or 88.25% of net assets.

(C)	Acquisition Dates cover a period from original investment date to the last acquisition date and is required disclosure for restricted securities only.

(D)	The estimated cost of the Portfolio Funds at June 30, 2012, for Federal income tax purposes aggregated $15,875,275. The net and gross unrealized appreciation for Federal income tax purposes is estimated to be $4,889,547, which consists of unrealized appreciation and depreciation of $6,039,033 and $1,149,846, respectively.

(E)	Calculated as fair value divided by the Fund's Members' Equity - Net Assets.

(F)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

Excelsior Private Markets Fund II (Master), LLC (the "Company") computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Bank of America Capital Advisors LLC (the “Investment Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Company values its interests in the portfolio funds (the “Portfolio Funds”) and other investments. The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Investment Advisor believes to be reliable. Generally, the value of each Portfolio Fund is determined to be that value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. The Company follows the authoritative guidance under accounting principles generally accepted in the United States of America (“U.S. GAAP”) for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies.

While the Investment Adviser may rely on a Portfolio Fund’s valuation, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Company’s stated accounting policies. In reviewing valuations from the Portfolio Funds, the Investment Adviser takes into consideration all reasonably available information from the Portfolio Funds related to valuation. If the Investment Adviser determines that a Portfolio Fund’s value as reported by that Portfolio Fund does not represent current fair value, or in the event a Portfolio Fund does not report a quarter-end value to the Company on a timely basis, then the Portfolio Fund is valued at its fair value in accordance with the Procedures. In determining fair value of a Portfolio Fund, the Investment Adviser shall recommend a value for such Portfolio Fund for approval by the valuation committee of the Board (the “Valuation Committee”) that it reasonably believes represents the amount the Company could reasonably expect to receive from the Portfolio Fund if the Company were able to sell its interests in the Portfolio Fund at that time. In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 - Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the Company’s investments in the Portfolio Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds where the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in such Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market." These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company’s results of operations.

The following table presents the investments carried on the Schedule of Investments by level within the valuation hierarchy as of June 30, 2012.

	Assets at Fair Value as of June 30, 2012

	Level 1	Level 2	Level 3	Total
Assets:
Buyout	$-	$-	$11,043,781	$11,043,781
Special Situations	-	-	1,194,277	1,194,277
Venture Capital	-	-	8,526,764	8,526,764
Totals	$-	$-	$20,764,822	$20,764,822

The following table includes a rollforward of the amounts for the period from April 1, 2012 to June 30, 2012 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

Fair Value Measurements using Level 3 inputs Investments in Portfolio Funds
Balance as of April 1, 2012	$11,321,802
(Commencement of Operations)
Net change in unrealized appreciation
on investments	1,496,572
Net realized gain on investments	1,049,542
Contributions	8,395,120
Distributions	(1,498,214)
Balance as of June 30, 2012	$20,764,822

The net change in unrealized appreciation relating to Level 3 investments still held at the reporting date is $1,496,572.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

Additional information on the investments can be found in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Private Markets Fund II (Master), LLC

By (Signature and Title) /s/ James D. Bowden

James D. Bowden, Principal Executive Officer

Date August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James D. Bowden

James D. Bowden, Principal Executive Officer

Date August 29, 2012

By (Signature and Title) /s/ Steven L. Suss

Steven L. Suss, Principal Financial Officer

Date August 29, 2012